Portfolio of investments—November 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities: 1.09%
FHLMC (1 Year Treasury Constant Maturity +2.21%) ±	2.70%	5-1-2035	$ 75,718	$ 76,012
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	2.78	9-1-2038	526,567	528,413
FHLMC (1 Year Treasury Constant Maturity +2.24%) ±	2.90	4-1-2038	245,706	246,993
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	3.23	10-1-2038	272,272	265,401
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	3.25	4-1-2032	37,102	36,557
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	3.38	6-1-2032	378	372
FHLMC (1 Year Treasury Constant Maturity +0.00%) ±	3.53	7-1-2029	147	145
FHLMC (1 Year Treasury Constant Maturity +2.23%) ±	3.62	3-1-2035	282,047	285,197
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	4.06	11-1-2035	736,537	751,559
FHLMC	4.50	6-1-2024	117,735	117,996
FHLMC	4.50	9-1-2026	197,211	197,443
FHLMC	5.50	12-1-2023	16,359	16,296
FHLMC	6.00	1-1-2024	4,134	4,126
FHLMC	7.00	6-1-2031	153,118	156,275
FHLMC Series 2611 Class HD	5.00	5-15-2023	20,228	20,170
FHLMC Series 2704 Class BH	4.50	11-15-2023	25,016	24,865
FHLMC Series 3924 Class MF (1 Month LIBOR +0.50%) ±	4.37	9-15-2041	537,991	527,967
FHLMC Series 4172 Class PB	1.50	7-15-2040	5,692	5,666
FHLMC Series 4889 Class CD	3.00	4-15-2049	630,423	576,258
FHLMC Series 4938 Class BF (1 Month LIBOR +0.50%) ±	4.52	12-25-2049	3,028,196	2,945,941
FHLMC Series QO04 Class AFL (12 Month Treasury Average +0.74%) ±	2.79	5-25-2044	962,074	961,964
FHLMC Series T-42 Class A6	9.50	2-25-2042	398,369	443,229
FNMA (6 Month LIBOR +1.50%) ±	3.20	9-1-2037	174,062	173,413
FNMA (1 Year Treasury Constant Maturity +2.23%) ±	3.31	11-1-2038	299,298	304,268
FNMA (1 Year Treasury Constant Maturity +2.21%) ±	3.33	9-1-2035	147,090	149,129
FNMA (1 Year Treasury Constant Maturity +2.22%) ±	3.34	6-1-2032	55,275	54,488
FNMA (1 Year Treasury Constant Maturity +2.22%) ±	3.35	6-1-2034	344,083	341,559
FNMA (1 Year Treasury Constant Maturity +2.20%) ±	3.53	10-1-2034	3,007	3,051
FNMA (1 Year Treasury Constant Maturity +2.24%) ±	3.60	12-1-2040	88,527	86,769
FNMA (1 Year Treasury Constant Maturity +2.31%) ±	3.61	5-1-2036	185,702	187,932
FNMA (12 Month LIBOR +1.77%) ±	3.62	7-1-2044	794,636	807,299
FNMA (1 Year Treasury Constant Maturity +2.24%) ±	3.67	7-1-2038	1,070,437	1,088,936
FNMA (1 Year Treasury Constant Maturity +2.20%) ±	3.71	12-1-2040	1,279,861	1,298,326
FNMA (1 Year Treasury Constant Maturity +2.27%) ±	3.80	8-1-2036	716,592	728,493
FNMA (12 Month Treasury Average +2.05%) ±	3.80	8-1-2045	159,145	156,276
FNMA (1 Year Treasury Constant Maturity +2.36%) ±	4.03	11-1-2034	333,053	340,237
FNMA (1 Year Treasury Constant Maturity +2.02%) ±	4.10	12-1-2034	116,989	118,427
FNMA (6 Month LIBOR +1.38%) ±	4.13	10-1-2031	35,721	35,639
FNMA (1 Year Treasury Constant Maturity +2.19%) ±	4.32	11-1-2031	32,403	31,777
FNMA (1 Year Treasury Constant Maturity +2.26%) ±	4.38	11-1-2035	38,378	37,589
FNMA	4.50	1-1-2027	331,748	332,105
FNMA	5.00	6-1-2024	115,172	116,584
FNMA	6.00	1-1-2023	205	204
FNMA	6.50	8-1-2031	190,140	197,490
FNMA Series 2000-T6 Class A2	9.50	11-25-2040	177,669	182,752
FNMA Series 2001-T10 Class A3	9.50	12-25-2041	272,591	287,719
FNMA Series 2001-T12 Class A3	9.50	8-25-2041	243,455	261,781
FNMA Series 2002-T1 Class A4	9.50	11-25-2031	309,413	341,022
FNMA Series 2002-W04 Class A6 ±±	3.61	5-25-2042	328,869	315,437
FNMA Series 2003-W11 Class A1 ±±	3.72	6-25-2033	9,754	9,764
FNMA Series 2003-W3 Class 1A4 ±±	3.67	8-25-2042	17,589	16,378
FNMA Series 2007-W2 Class 1A1 (1 Month LIBOR +0.32%) ±	4.34	3-25-2037	190,246	185,880
See accompanying notes to portfolio of investments

Allspring Ultra Short-Term Income Fund  |  1

Portfolio of investments—November 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities (continued)
FNMA Series 2010-25 Class ND	3.50%	3-25-2025	$ 20	$ 19
FNMA Series 2010-37 Class A1	5.41	5-25-2035	574,217	568,693
FNMA Series 2010-57 Class DQ	3.00	6-25-2025	4,133	4,112
FNMA Series 2013-23 Class LF (1 Month LIBOR +0.35%) ±	2.92	3-25-2043	2,753,805	2,717,327
FNMA Series 2014-19 Class HA	2.00	6-25-2040	182,136	171,592
GNMA	7.00	6-15-2033	225,301	239,876
Total Agency securities (Cost $20,337,116)				20,081,188
Asset-backed securities: 16.19%
ACM Auto Trust Series 2022-1A Class A 144A	3.23	4-20-2029	3,615,371	3,602,829
Acres plc Series 2021-FL2 Class A (1 Month LIBOR +1.40%) 144A±	5.31	1-15-2037	4,000,000	3,795,809
American Airlines Pass-Through Trust Series 2013-2	4.95	7-15-2024	3,375,173	3,354,313
American Credit Acceptance Receivables Trust Series 2019-4 Class D 144A	2.97	12-12-2025	7,074,226	7,008,236
American Credit Acceptance Receivables Trust Series 2021-1 Class C 144A	0.83	3-15-2027	7,485,233	7,367,064
Aqua Finance Trust Series 2021-A Class A	1.54	7-17-2046	2,158,739	1,971,560
Bankers Healthcare Group Series 2021-A Class A 144A	1.42	11-17-2033	2,791,497	2,584,176
CarNow Auto Receivables Trust 2020 Class C 144A	3.84	9-16-2024	1,776,337	1,769,249
Carvana Auto Receivables Trust Series 2019-4A Class D 144A	3.07	7-15-2025	8,749,000	8,553,690
CommonBond Student Loan Trust Series 2018-B-GS Class A1 144A	3.56	9-25-2045	2,476,486	2,324,661
Credit Acceptance Auto Loan Trust Series 2020-3A Class A 144A	1.24	10-15-2029	3,565,866	3,470,221
Crossroads Asset Trust Series 2021-A Class A2 144A	0.82	3-20-2024	567,973	562,680
Dominos Pizza Master Issuer LLC Series 2015-1A Class A2 144A	4.47	10-25-2045	15,980,000	15,182,614
DT Auto Owner Trust Series 2018-3A Class D 144A	4.19	7-15-2024	152,204	152,157
DT Auto Owner Trust Series 2019-4A Class D 144A	2.85	7-15-2025	6,880,000	6,784,695
DT Auto Owner Trust Series 2020-1A Class C 144A	2.29	11-17-2025	1,457,106	1,449,332
ECMC Group Student Loan Trust Series 2020-2A Class A (1 Month LIBOR +1.15%) 144A±	5.19	11-25-2069	5,145,702	4,957,667
Educational Services of America Incorporated Series 2015-2 Class A (1 Month LIBOR +1.00%) 144A±	5.02	12-25-2056	279,493	279,511
Enterprise Fleet Financing LLC Series 2019-3 Class A2 144A	2.06	5-20-2025	787,530	785,400
Enterprise Fleet Financing LLC Series 2021-1 Class A2 144A	0.44	12-21-2026	4,856,074	4,680,445
Exeter Automobile Receivables Trust Series 2021-3A Class C	0.96	10-15-2026	8,418,000	7,894,442
Exeter Automobile Receivables Trust Series 2020-1A Class D	2.73	12-15-2025	5,800,000	5,717,055
Flagship Credit Auto Trust Series FCAT 2018-3 Class D 144A	4.15	12-16-2024	3,456,532	3,420,774
Foursight Capital Series 2019-1 Class C 144A	3.07	4-15-2025	446,672	446,249
GLS Automobile Receivables Trust Series 2019-3A Class C 144A	2.96	5-15-2025	2,459,539	2,430,959
GLS Automobile Receivables Trust Series 2020-1A Class C 144A	2.72	11-17-2025	8,870,000	8,727,886
GLS Automobile Receivables Trust Series 2021-1A Class B 144A	0.82	4-15-2025	567,388	565,693
Hertz Vehicle Financing LLC Series 2021-1A Class A 144A	1.21	12-26-2025	11,325,000	10,381,586
Mercury Financial Credit Card Master Trust 144A	1.54	3-20-2026	8,400,000	7,967,104
See accompanying notes to portfolio of investments

2  |  Allspring Ultra Short-Term Income Fund

Portfolio of investments—November 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities (continued)
Mercury Financial Credit Card Master Trust MFCC Series 2022-1A 144A	2.50%	9-21-2026	$20,000,000	$ 18,926,854
MFRA Trust Series 2020-NQM1 Class A1 144A	1.48	3-25-2065	1,283,448	1,212,075
Navient Student Loan Trust Series 2017-3A Class A3 (1 Month LIBOR +1.05%) 144A±	5.07	7-26-2066	5,700,000	5,594,976
Navient Student Loan Trust Series 2018-CA Class A2 144A	3.52	6-16-2042	496,234	485,781
Navient Student Loan Trust Series 2021-EA Class A 144A	0.97	12-16-2069	7,433,151	6,140,718
Octane Receivables Trust Series 2020-1A Class A 144A	1.71	2-20-2025	1,301,699	1,286,233
Octane Receivables Trust Series 2021-1A Class A 144A	0.93	3-22-2027	6,838,231	6,590,012
Ondeck Asset Securitization Trust Series 2021-1A Class A 144A	1.59	5-17-2027	8,500,000	7,727,514
OneMain Direct Auto Receivables Trust Series 2021-1A Class A 144A	0.87	7-14-2028	11,760,000	10,802,992
Oscar US Funding Trust Series 2018-2A Class A4	3.63	9-10-2025	951,525	948,520
Oscar US Funding Trust Series 2021-1A Class A2 144A	0.40	3-11-2024	1,220,859	1,215,215
Pagaya AI Debt Selection Trust Series 2021-1 Class A 144A	1.18	11-15-2027	5,737,780	5,628,687
PFS Financing Corporation Series 2021-A Class A	0.71	4-15-2026	9,340,000	8,748,678
Santander Drive Auto Receivable Trust Series 2020-4 Class D	1.48	1-15-2027	21,370,000	20,284,881
Santander Drive Auto Receivable Trust Series 2021-2 Class B	0.59	9-15-2025	5,344,511	5,320,516
SLM Student Loan Trust Series 2003-10A Class A4 (3 Month LIBOR +0.67%) 144A±	3.96	12-17-2068	17,399,926	16,281,593
SLM Student Loan Trust Series 2004-B Class A3 (3 Month LIBOR +0.33%) ±	3.62	3-15-2024	2,543,907	2,537,114
SLM Student Loan Trust Series 2012-3 Class A	4.67	12-27-2038	3,313,689	3,156,794
SLM Student Loan Trust Series 2013-1 Class A3 (1 Month LIBOR +0.55%) ±	4.57	5-26-2055	3,544,502	3,420,533
SoFi Consumer Loan Program Trust Series 2021-1 Class A 144A	0.49	9-25-2030	1,010,329	982,446
SoFi Professional Loan Program LLC Series 2017-A Class A1 (1 Month LIBOR +0.70%) 144A±	4.72	3-26-2040	431,484	430,455
SpringCastle America Funding LLC 144A	1.97	9-25-2037	2,936,625	2,646,517
Taco Bell Funding LLC Series 2016-1A Class A23	4.97	5-25-2046	6,477,975	6,218,267
Towd Point Asset Trust Series 2018-SL1 Class A	4.62	1-25-2046	1,012,557	1,005,635
United Airlines Pass-Through Trust Series 2015-1 Class A	3.70	6-1-2024	9,550,000	9,549,145
Voya CLO Limited Series 2017-1A Class A1R (3 Month LIBOR +0.95%) 144A±	5.03	4-17-2030	8,034,115	7,897,752
Westlake Automobile Receivables Trust Series 2020-3A Class B 144A	0.78	11-17-2025	15,829,793	15,715,554
Total Asset-backed securities (Cost $313,575,996)				298,943,514
Corporate bonds and notes: 33.26%
Communication services: 0.22%
Wireless telecommunication services: 0.22%
Sprint Spectrum Company 144A	4.74	3-20-2025	4,173,125	4,119,711
Consumer discretionary: 2.61%
Automobiles: 0.94%
General Motors Company	5.40	10-2-2023	12,459,000	12,475,390
Volkswagen Group of America 144A	3.95	6-6-2025	5,000,000	4,858,810
				17,334,200
See accompanying notes to portfolio of investments

Allspring Ultra Short-Term Income Fund  |  3

Portfolio of investments—November 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Hotels, restaurants & leisure: 0.77%
Las Vegas Sands Corporation	3.20%	8-8-2024	$14,845,000	$ 14,185,338
Internet & direct marketing retail: 0.26%
QVC Incorporated	4.85	4-1-2024	5,000,000	4,760,525
Textiles, apparel & luxury goods: 0.64%
Michael Kors USA Incorporated 144A	4.25	11-1-2024	12,574,000	11,835,278
Consumer staples: 0.54%
Tobacco: 0.54%
Philip Morris International Incorporated	5.13	11-15-2024	9,965,000	9,962,137
Energy: 2.66%
Energy equipment & services: 0.62%
Alexander Funding Trust 144A	1.84	11-15-2023	12,265,000	11,564,447
Oil, gas & consumable fuels: 2.04%
Energy Transfer Partners LP	4.20	9-15-2023	4,866,000	4,830,461
Plains All American Pipeline LP	3.85	10-15-2023	8,971,000	8,850,942
Sabine Pass Liquefaction LLC	5.63	3-1-2025	10,000,000	10,024,907
Vistra Operations Company LLC 144A	3.55	7-15-2024	14,500,000	13,902,317
				37,608,627
Financials: 17.57%
Banks: 4.46%
Bank of America Corporation (U.S. SOFR +0.74%) ±	0.81	10-24-2024	12,000,000	11,462,859
Bank of America Corporation (U.S. SOFR +0.65%) ±	1.53	12-6-2025	4,500,000	4,133,134
Bank of America Corporation (U.S. SOFR +0.67%) ±	1.84	2-4-2025	8,000,000	7,639,968
Bank of America Corporation (3 Month LIBOR +0.94%) ±	3.86	7-23-2024	4,894,000	4,843,412
Citigroup Incorporated (U.S. SOFR +0.69%) ±	0.78	10-30-2024	8,000,000	7,620,155
Citigroup Incorporated (U.S. SOFR +0.67%) ±	0.98	5-1-2025	2,000,000	1,865,792
Huntington National Bank (U.S. SOFR +1.22%) ±	5.70	11-18-2025	6,000,000	6,009,622
JPMorgan Chase & Company (U.S. SOFR +0.49%) ±	0.77	8-9-2025	6,000,000	5,535,523
JPMorgan Chase & Company (U.S. SOFR +0.54%) ±	0.82	6-1-2025	6,280,000	5,840,340
JPMorgan Chase & Company (U.S. SOFR +1.46%) ±	1.51	6-1-2024	7,250,000	7,113,678
JPMorgan Chase & Company (U.S. SOFR +0.92%) ±	4.72	2-24-2026	5,000,000	4,893,450
Manufacturers & Traders Trust Company	5.40	11-21-2025	7,750,000	7,786,026
Santander Holdings USA Incorporated (U.S. SOFR +1.38%) ±	4.26	6-9-2025	7,900,000	7,646,316
				82,390,275
Capital markets: 2.49%
Goldman Sachs Group Incorporated (U.S. SOFR +0.49%) ±	0.93	10-21-2024	8,000,000	7,630,101
Morgan Stanley (U.S. SOFR +0.62%) ±	0.73	4-5-2024	5,000,000	4,900,766
Morgan Stanley (U.S. SOFR +1.16%) ±	3.62	4-17-2025	10,000,000	9,746,397
Morgan Stanley (U.S. SOFR +0.56%) ±	1.16	10-21-2025	8,000,000	7,317,855
Morgan Stanley (U.S. SOFR +0.94%) ±	2.63	2-18-2026	12,000,000	11,288,772
State Street Corporation (U.S. SOFR +1.35%) ±	5.75	11-4-2026	5,000,000	5,106,480
				45,990,371
Consumer finance: 4.33%
Bayer US Finance II LLC Company 144A	3.88	12-15-2023	10,700,000	10,528,866
BMW US Capital LLC 144A	3.80	4-6-2023	5,000,000	4,982,510
BOC Aviation USA Corporation 144A	1.63	4-29-2024	4,785,000	4,521,200
See accompanying notes to portfolio of investments

4  |  Allspring Ultra Short-Term Income Fund

Portfolio of investments—November 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Consumer finance (continued)
Daimler Finance North America LLC 144A	1.75%	3-10-2023	$ 1,715,000	$ 1,700,574
Daimler Finance North America LLC 144A	1.13	12-14-2023	18,780,000	18,005,495
Ford Motor Credit Company LLC	2.30	2-10-2025	8,000,000	7,340,000
Hyundai Capital America Company 144A	0.80	1-8-2024	10,000,000	9,481,446
Hyundai Capital America Company 144A	1.25	9-18-2023	4,750,000	4,589,035
Hyundai Capital America Company 144A	2.38	2-10-2023	1,720,000	1,709,527
Navient Corporation	7.25	9-25-2023	2,400,000	2,400,207
Onemain Finance Corporation	5.63	3-15-2023	4,550,000	4,540,523
Toyota Motor Credit Corporation	5.40	11-10-2025	10,000,000	10,168,710
				79,968,093
Diversified financial services: 1.69%
DAE Funding LLC 144A	1.55	8-1-2024	5,250,000	4,887,041
Equitable Financial Life 144A%%	5.50	12-2-2025	10,615,000	10,667,619
Jackson Financial Incorporated	1.13	11-22-2023	5,725,000	5,489,466
WEA Finance LLC 144A	3.75	9-17-2024	10,766,000	10,199,315
				31,243,441
Insurance: 4.60%
Athene Global Funding 144A	1.20	10-13-2023	5,000,000	4,802,050
Athene Global Funding 144A	2.80	5-26-2023	5,000,000	4,938,824
Athene Global Funding 144A	0.91	8-19-2024	5,000,000	4,581,084
Brighthouse Financial 144A	0.60	6-28-2023	6,595,000	6,414,084
Brighthouse Financial 144A	1.75	1-13-2025	11,340,000	10,451,098
GA Global Funding Trust 144A	1.00	4-8-2024	20,775,000	19,401,977
Met Tower Global Funding 144A	0.70	4-5-2024	12,000,000	11,300,903
Principal Life Global Funding II 144A	1.38	1-10-2025	13,000,000	12,021,136
Protective Life Global Funding 144A	0.47	1-12-2024	10,000,000	9,489,819
Security Benefit Company 144A	1.25	5-17-2024	1,665,000	1,553,607
				84,954,582
Health care: 0.71%
Health care providers & services: 0.71%
HCA Incorporated	5.25	4-15-2025	13,185,000	13,157,928
Industrials: 1.21%
Aerospace & defense: 0.48%
The Boeing Company	1.43	2-4-2024	5,000,000	4,772,971
The Boeing Company	4.51	5-1-2023	4,000,000	3,985,551
				8,758,522
Airlines: 0.73%
Delta Air Lines Incorporated 144A	4.50	10-20-2025	10,000,000	9,742,029
Delta Air Lines Pass-Through Certificates Series 2015-B	4.25	1-30-2025	3,828,665	3,756,942
				13,498,971
Information technology: 1.66%
IT services: 0.70%
Fidelity National Information Services Incorporated	0.38	3-1-2023	13,000,000	12,852,620
Semiconductors & semiconductor equipment: 0.44%
Marvell Technology Incorporated	4.20	6-22-2023	2,800,000	2,783,981
See accompanying notes to portfolio of investments

Allspring Ultra Short-Term Income Fund  |  5

Portfolio of investments—November 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Semiconductors & semiconductor equipment (continued)
Microchip Technology Incorporated	2.67%	9-1-2023	$ 3,475,000	$ 3,398,307
Skyworks Solutions Incorporated	0.90	6-1-2023	2,000,000	1,954,081
				8,136,369
Software: 0.37%
Oracle Corporation	5.80	11-10-2025	6,581,000	6,740,909
Technology hardware, storage & peripherals: 0.15%
Western Digital Corporation	4.75	2-15-2026	3,000,000	2,827,500
Materials: 0.57%
Chemicals: 0.57%
Celanese US Holding LLC	6.05	3-15-2025	10,600,000	10,546,762
Real estate: 1.82%
Equity REITs: 1.82%
Camden Property Trust	4.88	6-15-2023	3,000,000	2,985,256
Piedmont Operating Partnership LP	4.45	3-15-2024	10,235,000	10,076,347
SBA Tower Trust 144A	3.45	3-15-2048	7,175,000	7,175,000
Service Properties Trust	4.50	6-15-2023	3,500,000	3,469,375
Simon Property Group LP (U.S. SOFR +0.43%) ±	3.86	1-11-2024	10,000,000	9,930,952
				33,636,930
Utilities: 3.69%
Electric utilities: 2.28%
American Electric Power	0.75	11-1-2023	7,000,000	6,707,408
Entergy Louisiana LLC	0.62	11-17-2023	6,045,000	5,793,221
NextEra Energy Operating Partners LP 144A	4.25	7-15-2024	2,030,000	1,961,573
NextEra Energy Operating Partners LP (3 Month LIBOR +0.27%) ±	4.93	2-22-2023	20,000,000	19,995,563
Southern California Edison Company	0.70	4-3-2023	7,800,000	7,707,034
				42,164,799
Gas utilities: 0.81%
One Gas Incorporated	0.85	3-11-2023	5,058,000	5,046,844
Southern California Gas Company (3 Month LIBOR +0.35%) ±	3.62	9-14-2023	10,000,000	9,975,204
				15,022,048
Multi-utilities: 0.60%
CenterPoint Energy Incorporated	0.70	3-2-2023	4,625,000	4,572,287
CenterPoint Energy Incorporated (3 Month LIBOR +0.50%) ±	3.60	3-2-2023	2,665,000	2,662,858
CenterPoint Energy Incorporated (U.S. SOFR +0.65%) ±	4.45	5-13-2024	3,840,000	3,784,893
				11,020,038
Total Corporate bonds and notes (Cost $638,326,655)				614,280,421

See accompanying notes to portfolio of investments

6  |  Allspring Ultra Short-Term Income Fund

Portfolio of investments—November 30, 2022 (unaudited)

	Shares	Value
Investment companies: 2.30%
Exchange-traded funds: 2.30%
iShares 0-5 Year High Yield Corporate Bond ETF	417,000	$ 17,438,940
SPDR Portfolio Short Term Corporate Bond ETF	847,800	24,967,710
Total Investment companies (Cost $44,581,230)		42,406,650

	Interest rate		Principal
Municipal obligations: 0.11%
Indiana: 0.11%
Education revenue: 0.11%
Indiana Secondary Market for Education Loans Incorporated (1 Month LIBOR +0.80%) ±	1.47%	2-25-2044	$ 2,074,034	2,070,909
Total Municipal obligations (Cost $2,055,346)				2,070,909
Non-agency mortgage-backed securities: 24.76%
American Money Management Corporation Series 2014-14A Class A1R2 (3 Month LIBOR +1.02%) 144A±	5.38	7-25-2029	7,909,074	7,818,729
Angel Oak Mortgage Trust I LLC Series 2019-4 Class A1 144A	2.99	7-26-2049	111,736	110,871
Angel Oak Mortgage Trust I LLC Series 2020-4 Class A1 144A±±	1.47	6-25-2065	908,781	819,225
Angel Oak Mortgage Trust I LLC Series 2020-5 Class A2 144A	1.58	5-25-2065	692,960	611,440
Angel Oak Mortgage Trust I LLC Series 2020-R1 Class A1 144A±±	0.99	4-25-2053	2,725,620	2,534,519
Black Diamond CLO Limited Series 2017-1A Class A1 (3 Month LIBOR +1.05%) 144A±	5.37	4-24-2029	572,147	564,668
Bravo Residential Funding Trust Series 2020-RPL1 Class A1 144A±±	2.50	5-26-2059	996,715	940,268
Bravo Residential Funding Trust Series 2021-HE2 Class A1 (30 Day Average U.S. SOFR +0.75%) 144A±	4.30	11-25-2069	6,789,584	6,696,933
Bunker Hill Loan Depositary Trust Series 2019-2 Class A1 144A	2.88	7-25-2049	1,274,967	1,173,552
Carlyle C17 CLO Limited Series C17-A Class A1AR (3 Month LIBOR +1.03%) 144A±	5.44	4-30-2031	3,000,000	2,953,422
Cascade Funding Mortgage Trust Series 2018-RM2 Class A 144A	4.00	10-25-2068	530,530	508,979
Cascade Funding Mortgage Trust Series 2020-HB4 Class A 144A±±	0.95	12-26-2030	2,342,085	2,262,759
Cascade Funding Mortgage Trust Series 2021-AL1 Class B 144A	1.39	9-22-2031	8,130,991	7,660,359
Cascade Funding Mortgage Trust Series 2021-EBO1 Class A 144A	0.98	11-25-2050	4,364,277	4,160,736
Cascade Funding Mortgage Trust Series 2021-HB7 Class A 144A	1.15	10-27-2031	3,918,925	3,662,331
CCG Receivables Trust Series 2022-1 Class A2 144A	3.91	7-16-2029	5,000,000	4,900,170
CGMS Series 2015-1A Class AR3 (3 Month LIBOR +0.98%) 144A±	5.22	7-20-2031	11,134,965	10,915,495
CHNGE Mortgage Trust Series 2022-2 Class A1 144A	3.76	3-25-2067	13,478,792	12,340,196
CIFC Funding Limited Series 2018-1A Class A (3 Month LIBOR +1.00%) 144A±	5.19	4-18-2031	1,750,000	1,711,701
Colt Funding LLC Series 2020-2 Class A1	1.85	3-25-2065	276,388	269,928
Colt Funding LLC Series 2021-1R Class A1 144A	0.86	5-25-2065	2,657,342	2,161,404
Colt Funding LLC Series 2021-HX1 Class A1 144A	1.11	10-25-2066	11,502,336	9,265,284
See accompanying notes to portfolio of investments

Allspring Ultra Short-Term Income Fund  |  7

Portfolio of investments—November 30, 2022 (unaudited)

	Interest rate	Maturitydate	Principal	Value
Non-agency mortgage-backed securities (continued)
Commercial Mortgage Trust Series 2014-CR16 Class ASB	3.65%	4-10-2047	$ 857,945	$ 848,119
Commercial Mortgage Trust Series 2014-UBS5 Class A2	3.03	9-10-2047	113,748	109,731
Countrywide Home Loans Mortgage Pass-Through Trust Series 2001-HYB1 Class 1A1	3.25	6-19-2031	90,824	86,400
Countrywide Home Loans Mortgage Pass-Through Trust Series 2001-HYB1 Class 2A1	3.40	6-19-2031	57,033	54,124
Credit Suisse Mortgage Trust Series 2020-AFC1 Class A3 144A	2.51	2-25-2050	1,757,445	1,609,137
Credit Suisse Mortgage Trust Series 2020-SPT1 Class A1 144A	1.62	4-25-2065	820,742	789,445
Credit Suisse Mortgage Trust Series 2021-NQM2 Class A1 144A	1.18	2-25-2066	4,438,393	3,716,601
Credit Suisse Mortgage Trust Series 2022-NQM1 Class A1 144A±±	2.27	11-25-2066	6,467,031	5,233,047
CSAIL Commercial Mortgage Trust Series 2018-CX12 Class A2	4.14	8-15-2051	833,776	823,167
DBWF Mortgage Trust Series 2018-GLKS Class A (1 Month LIBOR +1.03%) 144A±	4.97	12-19-2030	635,000	612,704
Dryden Senior Loan Fund Series 2013-30A	5.43	11-15-2028	4,691,413	4,631,298
Dryden Senior Loan Fund Series 2019-80A AR (U.S. SOFR 3 Month +1.25%) 144A±	5.11	1-17-2033	11,000,000	10,620,401
Ellington Financial Mortgage Trust Series 2020-1 Class A1 144A	2.01	5-25-2065	356,155	343,151
Ellington Financial Mortgage Trust Series 2021-1 Class A1 144A	0.80	2-25-2066	759,579	597,835
EquiFirst Mortgage Loan Trust Series 2003-2 Class 3A3 (1 Month LIBOR +1.13%) ±	5.01	9-25-2033	198,847	193,453
GCAT Series 2022 HX1 Class A1 144A	2.89	12-27-2066	15,517,738	13,892,345
Goldman Sachs Mortgage Securities Trust Series 2013-GC16 Class AAB	3.81	11-10-2046	563,060	558,795
Goldman Sachs Mortgage Securities Trust Series 2014-GC22 Class A3	3.52	6-10-2047	1,233,338	1,231,547
Goldman Sachs Mortgage Securities Trust Series 2020-NQM1 Class A1 144A	1.38	9-27-2060	1,307,908	1,187,077
Gracie Point International Funding Series 2022-1A Class A (30 Day Average U.S. SOFR +2.25%) 144A±	5.28	4-1-2024	11,999,887	11,877,749
GSMPS Mortgage Loan Trust Series 1998-1 Class A 144A	8.00	9-19-2027	24,371	22,659
HGI CRE CLO Limited Series 2021-FL2 Class A (1 Month LIBOR +1.00%) 144A±	4.89	9-17-2036	8,070,000	7,675,154
Hospitality Mortgage Trust Series 2019 Class A (1 Month LIBOR +1.00%) 144A±	4.88	11-15-2036	3,728,874	3,621,013
Imperial Fund LLC Series 2021-NQM1 Class A1 144A	1.07	6-25-2056	2,211,201	1,835,208
Imperial Fund LLC Series 2022-NQM3 Class A1 144A	4.38	5-25-2067	14,312,660	13,175,795
Imperial Fund Mortgage Trust Series 2020-NQM1 Class A1 144A	1.38	10-25-2055	2,795,976	2,508,948
Imperial Fund Mortgage Trust Series 2021-NQM3 Class A1 144A	1.60	11-25-2056	6,678,179	5,379,162
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-PHH Class A (1 Month LIBOR +1.21%) 144A±	5.09	6-15-2035	3,571,081	3,257,241
JPMorgan Chase Commercial Mortgage Securities Trust Series 2019-7 Class B2A 144A	3.03	2-25-2050	2,319,339	1,828,659
JPMorgan Chase Commercial Mortgage Securities Trust Series 2019-MFP Class A (1 Month LIBOR +0.96%) 144A±	4.84	7-15-2036	2,299,009	2,231,146
See accompanying notes to portfolio of investments

8  |  Allspring Ultra Short-Term Income Fund

Portfolio of investments—November 30, 2022 (unaudited)

	Interest rate	Maturitydate	Principal	Value
Non-agency mortgage-backed securities (continued)
Legacy Mortgage Asset Trust Series 2020-RPL1 Class A1 144A±±	3.00%	9-25-2059	$ 8,181,542	$ 7,642,217
Marlette Funding Trust Series 2021-1A Class B 144A	1.00	6-16-2031	3,789,698	3,730,431
Marlette Funding Trust Series 2021-2A Class A 144A	0.51	9-15-2031	305,939	305,056
Master Mortgages Trust Series 2002-3 Class 4A1	2.83	10-25-2032	1,647	1,537
Med Trust Series 2021-MDLN (1 Month LIBOR +0.95%) 144A±	4.83	11-15-2038	8,000,000	7,639,110
MF1 Multifamily Housing Mortgage Loan Trust Series 2021-FL5 Class A (U.S. SOFR 1 Month +0.96%) 144A±	4.83	7-15-2036	7,530,320	7,239,967
MF1 Multifamily Housing Mortgage Series 2021-FL7 Class A (1 Month LIBOR +1.08%) 144A±	5.02	10-16-2036	12,000,000	11,431,603
MF1 Multifamily Housing Mortgage Series 2022-FL8 Class A (30 Day Average U.S. SOFR +1.35%) 144A±	4.77	2-19-2037	13,025,000	12,356,599
MFRA Trust Series 2020-NQM3 Class A1 144A±±	1.01	1-26-2065	1,230,072	1,122,947
MFRA Trust Series 2021-NQM1 Class A1 144A	1.15	4-25-2065	4,130,905	3,566,930
Mill City Mortgage Loan Trust Series 2017-2 Class A1 144A	2.75	7-25-2059	691,822	677,891
Mill City Mortgage Loan Trust Series 2018-2 Class A1 144A	3.50	5-25-2058	1,296,172	1,266,393
New Residential Mortgage Loan Series 2021-INV1 Class A6 144A	2.50	6-25-2051	5,723,837	4,901,757
NewRez WareHouse Securitization Series 2021-1 Class A (1 Month LIBOR +0.75%) 144A±	4.79	5-25-2055	10,000,000	9,785,202
Oceanview Mortgage Trust 2021-EBO1 Class 1A 144A	1.22	12-29-2051	3,000,954	2,910,918
Octagon Investment Partners Series 2017-1A Class A1R (3 Month LIBOR +1.00%) 144A±	5.24	3-17-2030	11,400,000	11,209,221
OneMain Financial Issuance Trust Series 2020-1A Class A 144A	3.84	5-14-2032	10,354,397	10,255,877
Onslow Bay Financial LLC Series 2020-EXP1 Class 1A8 144A	3.50	2-25-2060	714,884	632,088
Onslow Bay Financial LLC Series 2021-NQM3 Class A1 144A	1.05	7-25-2061	4,498,193	3,375,282
OPG Trust Series 2021-PORT Class A (1 Month LIBOR +0.48%) 144A±	4.36	10-15-2036	17,134,353	16,253,956
Palmer Square Loan Funding Limited Series 2013-2A Class A1A3 (3 Month LIBOR +1.00%) 144A±	5.23	10-17-2031	17,785,000	17,425,690
PFS Financing Corporation Series 2020-E Class A 144A	1.00	10-15-2025	15,000,000	14,360,532
ReadyCap Commercial Mortgage Trust Series 2019-5 Class A 144A	3.78	2-25-2052	483,345	475,581
Residential Mortgage Loan Trust Series 2019-2 Class A1 144A	2.91	5-25-2059	331,982	324,859
Residential Mortgage Loan Trust Series 2021-1R Class A1 144A	0.86	1-25-2065	3,273,356	2,994,371
Salomon Brothers Mortgage Securities VII Series 1990-2 Class A	1.15	11-25-2049	80,239	79,899
SCF Equipment Trust LLC Series 2021-1A Class A2	0.42	8-20-2026	566,847	565,593
Sound Point CLO Limited Series 2015-1RA Class AR (3 Month LIBOR +1.08%) 144A±	5.16	4-15-2030	12,555,000	12,304,992
SPGN TFLM Mortgage Trust Series 2022 Class A (U.S. SOFR 1 Month +1.55%) 144A±	5.34	2-15-2039	20,000,000	18,905,896
Starwood Mortgage Residential Trust Series 2020-1 Class A3 144A	2.56	2-25-2050	3,379,210	3,211,278
Starwood Mortgage Residential Trust Series 2021-2 Class A1 144A±±	0.94	5-25-2065	2,845,247	2,621,341
See accompanying notes to portfolio of investments

Allspring Ultra Short-Term Income Fund  |  9

Portfolio of investments—November 30, 2022 (unaudited)

	Interest rate	Maturitydate	Principal	Value
Non-agency mortgage-backed securities (continued)
TCI Symphony CLO Series 2016-1A Class AR2 (3 Month LIBOR +1.02%) 144A±	4.96%	10-13-2032	$ 7,685,000	$ 7,502,535
Toorak Mortgage Trust Series 2021-INV2 Class A1 144A	1.97	11-25-2056	13,190,433	10,828,364
Towd Point Mortgage Trust Series 2017-1 Class A1 144A	2.75	10-25-2056	606,934	595,457
Towd Point Mortgage Trust Series 2017-4 Class A1 144A	2.75	6-25-2057	968,689	915,422
Towd Point Mortgage Trust Series 2017-6 Class A1 144A	2.75	10-25-2057	1,009,129	959,193
Towd Point Mortgage Trust Series 2018-2 Class A1	3.25	3-25-2058	1,775,316	1,693,259
Towd Point Mortgage Trust Series 2018-3 Class A1 144A	3.75	5-25-2058	3,636,428	3,425,643
TPG Real Estate Finance Trust Series 2022-FL5 Class A (30 Day Average U.S. SOFR +1.65%) 144A±	5.02	2-15-2039	15,000,000	14,753,963
UBS Commercial Mortgage Trust Series 2018-NYCH Class A (1 Month LIBOR +0.85%) 144A±	4.73	2-15-2032	3,574,342	3,471,933
Verus Securitization Trust Series 2019-3 Class A1 144A±±	2.69	11-25-2059	1,385,575	1,300,157
Verus Securitization Trust Series 2020-2 Class A1	2.23	5-25-2060	198,977	190,534
Verus Securitization Trust Series 2020-INV1 Class A1 144A	1.98	3-25-2060	471,759	450,002
Verus Securitization Trust Series 2021-1 Class A2 144A	1.05	1-25-2066	3,765,150	2,990,565
Verus Securitization Trust Series 2021-2 Class A1	1.03	2-25-2066	2,132,577	1,761,278
Verus Securitization Trust Series 2021-R3 Class A1	1.02	4-25-2064	3,757,354	3,239,838
Wilshire Funding Corporation Series 1996-3 Class M2	7.44	8-25-2032	78,194	79,155
Wilshire Funding Corporation Series 1996-3 Class M3	7.44	8-25-2032	47,825	46,745
Wilshire Funding Corporation Series 1998-2 Class M1 (12 Month Treasury Average +2.00%) ±	3.10	12-28-2037	86,767	84,972
Wind River CLO Limited Series 2013-2A Class AR (3 Month LIBOR +1.00%) 144A±	5.19	10-18-2030	16,900,000	16,594,583
Zais Matrix CDO Series 2020-14A Class A1AR (3 Month LIBOR +1.20%) 144A±	5.28	4-15-2032	12,353,914	12,150,917
Total Non-agency mortgage-backed securities (Cost $488,431,049)				457,203,609
Yankee corporate bonds and notes: 12.61%
Consumer discretionary: 0.27%
Automobiles: 0.27%
Nissan Motor Company Limited 144A	3.04	9-15-2023	4,500,000	4,397,702
Stellantis NV	5.25	4-15-2023	530,000	527,965
				4,925,667
Consumer staples: 0.26%
Beverages: 0.26%
Coca-Cola Europacific Partners plc 144A	0.50	5-5-2023	5,000,000	4,892,675
Energy: 0.55%
Oil, gas & consumable fuels: 0.55%
Canadian National Resources	2.95	1-15-2023	5,389,000	5,384,535
Harvest Operations Corporation 144A	1.00	4-26-2024	5,000,000	4,711,549
				10,096,084
Financials: 8.50%
Banks: 6.59%
ANZ New Zealand International Company 144A	1.90	2-13-2023	2,800,000	2,783,668
Banco Bilbao Vizcaya Argentaria SA	0.88	9-18-2023	5,000,000	4,826,919
Banco Santander SA	3.89	5-24-2024	15,000,000	14,696,368
See accompanying notes to portfolio of investments

10  |  Allspring Ultra Short-Term Income Fund

Portfolio of investments—November 30, 2022 (unaudited)

	Interest rate	Maturitydate	Principal	Value
Banks (continued)
Barclays Bank plc (1 Year Treasury Constant Maturity +0.80%) ±	1.01%	12-10-2024	$ 5,135,000	$ 4,855,854
BNP Paribas 144A	3.50	3-1-2023	4,000,000	3,980,014
Corporación Andina de Fomento	2.38	5-12-2023	4,860,000	4,793,250
Credit Suisse New York	3.63	9-9-2024	8,000,000	7,360,015
Danske Bank Class A (1 Year Treasury Constant Maturity +1.45%) 144A±	3.77	3-28-2025	16,850,000	16,222,123
Deutsche Bank (U.S. SOFR +2.16%) ±	2.22	9-18-2024	3,500,000	3,357,907
HSBC Holdings plc (U.S. SOFR +0.58%) ±	1.16	11-22-2024	10,000,000	9,468,446
HSBC Holdings plc (3 Month LIBOR +1.21%) ±	3.80	3-11-2025	10,000,000	9,684,894
ING Groep NV (U.S. SOFR +1.64%) ±	3.87	3-28-2026	4,000,000	3,842,492
Intesa Sanpaolo SpA 144A	3.38	1-12-2023	4,800,000	4,785,987
Mitsubishi UFJ Financial Group Incorporated (1 Year Treasury Constant Maturity +0.68%) ±	0.85	9-15-2024	4,000,000	3,845,369
Mizuho Financial Group Incorporated (U.S. SOFR +0.87%) ±	0.85	9-8-2024	6,990,000	6,715,126
Mizuho Financial Group Incorporated (U.S. SOFR +1.25%) ±	1.24	7-10-2024	2,420,000	2,351,283
NatWest Markets plc 144A	2.38	5-21-2023	5,290,000	5,201,217
Nordea Bank AB 144A	3.75	8-30-2023	10,000,000	9,872,233
Toronto-Dominion Bank (U.S. SOFR +0.45%) ±	3.81	9-28-2023	3,000,000	2,989,896
				121,633,061
Capital markets: 0.37%
UBS AG 144A	0.38	6-1-2023	7,000,000	6,838,832
Diversified financial services: 0.52%
AerCap Ireland Capital Designated Activity Company / AerCap Global Aviation Trust	1.15	10-29-2023	10,000,000	9,556,235
Thrifts & mortgage finance: 1.02%
Nationwide Building Society 144A	0.55	1-22-2024	20,000,000	18,950,031
Industrials: 0.71%
Airlines: 0.21%
AerCap Ireland Limited	4.13	7-3-2023	4,000,000	3,964,057
Transportation infrastructure: 0.50%
Sydney Airport Finance Company	3.90	3-22-2023	9,265,000	9,228,256
Information technology: 0.78%
Semiconductors & semiconductor equipment: 0.78%
Renesas Electronics Corporation 144A	1.54	11-26-2024	15,670,000	14,344,992
Materials: 1.19%
Chemicals: 1.19%
Nutrien Limited	5.90	11-7-2024	5,000,000	5,057,749
Park Aerospace Holdings Company 144A	4.50	3-15-2023	4,000,000	3,980,102
Syngenta Finance NV 144A	4.44	4-24-2023	13,000,000	12,909,658
				21,947,509
Utilities: 0.35%
Electric utilities: 0.35%
Enel Finance International N.V 144A	6.80	10-14-2025	6,345,000	6,570,379
Total Yankee corporate bonds and notes (Cost $240,885,382)				232,947,778
See accompanying notes to portfolio of investments

Allspring Ultra Short-Term Income Fund  |  11

Portfolio of investments—November 30, 2022 (unaudited)

	Interest rate	Maturitydate	Principal	Value
Short-term investments: 9.79%
Commercial paper: 4.85%
Bank of America Corporation ☼	0.00%	12-1-2022	$25,000,000	$ 24,997,397
Citigroup Incorporated ☼	1.02	2-1-2023	20,000,000	19,845,720
Groupe BPCE SA ☼	0.49	12-20-2022	20,000,000	19,956,556
Macquarie Bank Limited ☼	1.09	2-3-2023	25,000,000	24,794,302
				89,593,975

		Yield	Shares
Investment companies: 4.94%
Allspring Government Money Market Fund Select Class ♠∞##		3.60	91,159,262	91,159,262
Total Short-term investments (Cost $181,069,459)				180,753,237
Total investments in securities (Cost $1,929,262,233)	100.11%			1,848,687,306
Other assets and liabilities, net	(0.11)			(1,983,665)
Total net assets	100.00%			$1,846,703,641

±	Variable rate investment. The rate shown is the rate in effect at period end.
±±	The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
##	All or a portion of this security is segregated for when-issued securities.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
☼	Zero coupon security. The rate represents the current yield to maturity.
∞	The rate represents the 7-day annualized yield at period end.
%%	The security is purchased on a when-issued basis.

Abbreviations:
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
REIT	Real estate investment trust
SOFR	Secured Overnight Financing Rate
See accompanying notes to portfolio of investments

12  |  Allspring Ultra Short-Term Income Fund

Portfolio of investments—November 30, 2022 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$90,308,312	$350,036,768	$(349,185,818)	$0	$0	$91,159,262	91,159,262	$664,131
Investments in affiliates no longer held at end of period
Securities Lending Cash Investments LLC	0	82,018,075	(82,017,248)	(827)	0	0	0	63,283#
				$(827)	$0	$91,159,262		$727,414

#	Amount shown represents income before fees and rebates.
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
5-Year U.S. Treasury Notes	898	3-31-2023	$97,041,562	$97,496,141	$454,579	$0
Short
10-Year U.S. Treasury Notes	(328)	3-22-2023	(37,170,883)	(37,228,000)	0	(57,117)
2-Year U.S. Treasury Notes	(1,890)	3-31-2023	(387,417,443)	(388,129,221)	0	(711,778)
					$454,579	$(768,895)
See accompanying notes to portfolio of investments

Allspring Ultra Short-Term Income Fund  |  13

Notes to portfolio of investments—November 30, 2022 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC ("Allspring Funds Management"), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management's process for determining the fair value of the portfolio of investments.
Securities lending
The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"), an affiliated non-registered investment company. Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Allspring Funds Management and is subadvised by Allspring Global Investments, LLC ("Allspring Investments"), an affiliate of Allspring Funds Management and wholly owned subsidiary of Allspring Global Investments Holdings, LLC. Allspring Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Allspring Funds Management are paid to Allspring Investments for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments.
In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund's commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in

14  |  Allspring Ultra Short-Term Income Fund

Notes to portfolio of investments—November 30, 2022 (unaudited)

order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.
Upon entering into futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of November 30, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$20,081,188	$0	$20,081,188
Asset-backed securities	0	298,943,514	0	298,943,514
Corporate bonds and notes	0	614,280,421	0	614,280,421
Investment companies	42,406,650	0	0	42,406,650
Municipal obligations	0	2,070,909	0	2,070,909
Non-agency mortgage-backed securities	0	457,203,609	0	457,203,609
Yankee corporate bonds and notes	0	232,947,778	0	232,947,778
Short-term investments
Commercial paper	0	89,593,975	0	89,593,975
Investment companies	91,159,262	0	0	91,159,262
	133,565,912	1,715,121,394	0	1,848,687,306
Futures contracts	454,579	0	0	454,579
Total assets	$134,020,491	$1,715,121,394	$0	$1,849,141,885
Liabilities
Futures contracts	$768,895	$0	$0	$768,895
Total liabilities	$768,895	$0	$0	$768,895

Allspring Ultra Short-Term Income Fund  |  15

Notes to portfolio of investments—November 30, 2022 (unaudited)

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
As of November 30, 2022, $1,858,932 was segregated as cash collateral for open futures contracts.
For the three months ended November 30, 2022, the Fund did not have any transfers into/out of Level 3.

16  |  Allspring Ultra Short-Term Income Fund